Derivative Warrant Liability - (Details) - $ / shares	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants		30 days
Public Warrants exercisable term from the closing of the initial public offering		1 year
Warrant term		5 years
Threshold period for filling registration statement after business combination		20 days
Maximum threshold period for registration statement to become effective after business combination		60 days
Percentage of gross proceeds on total equity proceeds		60.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)		180.00%
Public Warrants
Class of Warrant or Right [Line Items]
Warrant term	5 years
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Threshold business days before sending notice of redemption to warrant holders	3 days	3 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Threshold business days before sending notice of redemption to warrant holders	3 days	3 days
Class A ordinary shares | Public Warrants
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		$ 0.10
Threshold consecutive trading days for redemption of public warrants		30 days
Class A ordinary shares | Maximum
Class of Warrant or Right [Line Items]
Share price		$ 9.20